Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - MX Capital Ltd (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 30, 2022	Jan. 27, 2022	Dec. 31, 2022	Feb. 04, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Property and equipment			$ 786		$ 1,352
Intangible assets			12,977		266
Right-of-use assets			1,462		2,050	$ 1,044
Trade and other receivables			45,372		45,087
Cash and cash equivalents			86,774		142,802	84,557	$ 17,565
Prepaid tax			3,326		3,137
Loans receivable - current			517		123
Total assets			322,044		312,983
Liabilities
Trade and other payables			(30,521)		(26,573)
Tax liability			(4,250)		(814)
Provisions for non-income tax risks			(1,007)		(6,120)
Lease liabilities - current			(743)		(831)
Total liabilities			(470,820)		(474,031)
Goodwill			1,836		1,501
Loss net of tax since the date of acquisition	$ 4,682
Share of loss of equity-accounted associates			(10,121)
Share of losses reflected in condensed consolidated statement of profit or loss			1,066
Indemnification asset recognized for the tax risks			58
Capitalized Legal Expenses			148
Cost
Assets
Property and equipment			1,126		1,847	262
Intangible assets			18,432		1,161	$ 771
Liabilities
Goodwill			1,836		$ 1,501
MX Capital Ltd
Assets
Total assets			27,380
Liabilities
Total liabilities			(27,671)
Purchase consideration transferred		$ 15,000
Liability arising from sellers earn-outs		2,297
Liability arising from founders earn-outs				$ 258
Liability arising from symmetric put option		9,810
Asset arising from symmetric call option		$ 2,623
Loss net of tax since the date of acquisition			18,430
Share of loss of equity-accounted associates			(8,994)
Share of losses reflected in condensed consolidated statement of profit or loss			8,994
Change in the indemnification asset since acquisition			65
Proportion of ownership interest in associate		48.80%
Indemnification asset recognized for the tax risks			105
Capitalized Legal Expenses			148
Share of OCI of equity-accounted associates			104
Castcrown Limited
Liabilities
Purchase consideration transferred		$ 2,970
Share of loss of equity-accounted associates			$ (1,066)
Proportion of ownership interest in associate		49.50%